CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, at fair value:
Real estate properties (cost: $10,679.5 and $10,543.6)	$ 11,565.1	$ 10,554.6
Real estate joint ventures and limited partnerships (cost: $2,424.7 and $2,553.8)	2,925.6	2,631.3
Marketable securities:
Real estate related (cost: $1,384.3 and $1,175.7)	1,499.3	1,332.3
Other (cost: $3,119.3 and $2,569.3)	3,119.6	2,569.7
Total investments (cost: $17,607.8 and $16,842.4)	19,109.6	17,087.9
Cash and cash equivalents	14.6	21.7
Due from investment advisor	2.5
Other	290.4	269.0
TOTAL ASSETS	19,417.1	17,378.6
LIABILITIES
Mortgage loans payable, at fair value—Note 9 (principal outstanding: $2,307.7 and $2,253.8)	2,279.1	2,282.6
Due to investment advisor		10.6
Accrued real estate property level expenses	198.6	185.8
Other	31.5	38.5
TOTAL LIABILITIES	2,509.2	2,517.5
COMMITMENTS AND CONTINGENCIES—Note 12
NET ASSETS
Accumulation Fund	16,535.4	14,523.0
Annuity Fund	372.5	338.1
TOTAL NET ASSETS	$ 16,907.9	$ 14,861.1
NUMBER OF ACCUMULATION UNITS OUTSTANDING—Note 11 (in Shares)	55.3	53.3
NET ASSET VALUE, PER ACCUMULATION UNIT—Note 10 (in Dollars per share)	$ 298.872	$ 272.569